Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) - $ / shares	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Disclosure of classes of share capital [line items]
Common stock conversion price	$ 5.00
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares	648,446,895	648,136,472
Number of shares issued	282,072
Stock options issued, convertible shares	0
Common shares [member] | Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares	6,428,389	5,682,206
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	8,170	36,521